Transactions with related parties (Details) € in Thousands				6 Months Ended
	Jan. 01, 2021 USD ($)	Nov. 18, 2018	Mar. 21, 2014	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 30, 2014 USD ($)	Nov. 18, 2013 USD ($)
Transactions with related parties
Management fees-related party				$ 3,361,000		$ 3,281,000
Charter hire commissions				970,000		987,000
Due from related party				1,350,000			$ 1,350,000
Due from related party, current				510,000			1,189,000
Total liabilities due to related party, current				1,460,000			699,000
Annual executive services fee				$ 289,000		291,000
Foreign currency exchange rate				1.0757
Security deposits to Manager
Transactions with related parties
Due from related party				$ 1,350,000			1,350,000
Other Partnership expenses due to Manager
Transactions with related parties
Total liabilities due to related party, current				1,280,000			669,000
Executive service charges due to Manager
Transactions with related parties
Total liabilities due to related party, current				$ 150,000			0
Master Agreement
Transactions with related parties
Technical management fee	$ 2,750,000
Management fees annual upward percentage adjustment				3.00%	3.00%
Administrative services days termination notice				6 months	6 months
Related party transaction, terms and manner of settlement				5%	5%
Management fees-related party				$ 3,361,000		3,281,000
Charter hire commission payable to the management company				1.25%	1.25%
Dynagas Ltd
Transactions with related parties
Technical management fee				$ 3,100		3,000
Charter hire commission payable to the management company				1.25%	1.25%
Charter hire commissions				$ 970,000		987,000
Dynagas Ltd | Working capital advances
Transactions with related parties
Due from related party, current				510,000			$ 1,189,000
$30 million sponsor facility | Dynagas Holding Ltd
Transactions with related parties
Revolving credit facility borrowing capacity									$ 30,000,000
Executive services agreement
Transactions with related parties
Annual executive services fee				$ 579,000	€ 538
Executive services agreement initial term
Transactions with related parties
Executive services agreement duration period			5 years
Executive services agreement automatic renewal
Transactions with related parties
Executive services agreement duration period		5 years
Administrative services agreement
Transactions with related parties
Administrative services days termination notice				120 days	120 days
Due to related party				$ 60,000		$ 60,000
Administrative services agreement | Security deposits to Manager | Monthly fee
Transactions with related parties
Due to related party								$ 10,000